June 15, 1998
                                      DREYFUS BASIC
                                   MUNICIPAL FUND, INC.
                                SUPPLEMENT TO PROSPECTUS
                                  DATED JANUARY 2, 1998
        EFFECTIVE JULY 1, 1998, THE FOLLOWING SUPERSEDES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE PROSPECTUS ENTITLED "FEE TABLE" AND "MANAGEMENT OF THE FUND."
        As to Dreyfus BASIC Municipal Bond Portfolio and Dreyfus BASICIntermediate Municipal Bond Portfolio, The Dreyfus Corporation has agreed, until such time as it gives investors at least 90 days notice to the contrary, to reduce its management fee or bear certain Portfolio expenses to the extent certain Portfolio expenses exceed .45 of 1% of the value of such Portfolio's average net assets for the fiscal year.
                                                                      BMBs0698



                                                                 June 15, 1998
                                   DREYFUS BASIC
                              NEW JERSEY MUNICIPAL MONEY
                                  MARKET PORTFOLIO
                              SUPPLEMENT TO PROSPECTUS
                                DATED JANUARY 2, 1998
        EFFECTIVE JULY 1, 1998, THE FOLLOWING SUPERSEDES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE PROSPECTUS ENTITLED "FEE TABLE" AND "MANAGEMENT OF THE FUND."
        The Dreyfus Corporation has agreed, until such time as it gives investors at least 90 days notice to the contrary, to reduce its management fee or bear certain Portfolio expenses to the extent certain Portfolio expenses exceed .45 of 1% of the value of the Portfolio's average net assets for the fiscal year.
                                                                      127s0698